Filed pursuant to Rule 497(c)

Securities Act File No. 333-167073 1940 Act File No. 811-22417
Destra Investment Trust February 21, 2019

EXPLANATORY NOTE

On behalf of the Destra Investment Trust (the “Trust”), and in relation to the Destra Wolverine Dynamic Asset Fund and Destra Flaherty & Crumrine Preferred and Income Fund (each a “Fund” and together, the “Funds”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing reflects the risk/return summary information included in the final form of each Fund’s Prospectus, dated February 1, 2019, filed with the Securities and Exchange Commission on behalf of the Fund and pursuant to Rule 497(c) under the Securities Act on February 1, 2019; such filing (Accession Number 0001615774-19-001652) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase